Segment Reporting - Reconciliation from Operating Profit (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information [Line Items]
EBIT	$ 1,880	$ 2,101	$ 1,640
EBITA	3,095	3,438	2,990
Eliminations and other
Segment Reporting Information [Line Items]
EBIT	(145)	(247)	(187)
EBITA	(143)	(246)	(187)
Industrial Activities
Segment Reporting Information [Line Items]
EBIT	1,390	1,585	1,143
EBITA	2,357	2,671	2,191
Agriculture | Operating segments
Segment Reporting Information [Line Items]
EBIT	897	1,036	791
EBITA	1,178	1,339	1,106
Construction | Operating segments
Segment Reporting Information [Line Items]
EBIT	51	91	(16)
EBITA	106	152	49
Commercial and Specialty Vehicles | Operating segments
Segment Reporting Information [Line Items]
EBIT	224	299	195
EBITA	729	890	735
Powertrain | Operating segments
Segment Reporting Information [Line Items]
EBIT	363	406	360
EBITA	487	536	488
Financial services
Segment Reporting Information [Line Items]
EBIT	490	516	497
EBITA	$ 738	$ 767	$ 799